Schedule of subsidiaries company (Details)	12 Months Ended
	Sep. 30, 2025	Nov. 04, 2024
Date of Incorporation	Mar. 19, 2021
Darkiris Inc [Member]
Date of Incorporation	May 31, 2024
Place of Incorporation	Cayman Islands
Principal activities incorporation	Holding company
Quantum Limited [Member]
Date of Incorporation	Mar. 19, 2021
Place of Incorporation	Hong Kong, China
Principal activities incorporation	Software development, internet sales, wholesale and retail of cultural products
% of Ownership	100.00%
Hong Kong Stellar Wisdom Co Limited [Member]
Date of Incorporation	May 11, 2018
Place of Incorporation	Hong Kong, China
Principal activities incorporation	Software development, internet sales, wholesale and retail of cultural products
% of Ownership	100.00%	100.00%